Share-Based Compensation - Schedule of Unrecognized Compensation Cost (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Restricted Stock Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 7
Recognized over a weighted average period	1 year 6 months 1 day
Restricted Share Unit And Performance Stock Unit Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 44
Recognized over a weighted average period	1 year 6 months 1 day
Phantom Unit Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 49
Recognized over a weighted average period	1 year 1 month 1 day